K. EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Earnings Per Share [Abstract]
Loss from continuing operations	$ (12,167)	$ (8,487)
Discontinued operations	(324)	(399)
Net loss available to common stockholders	$ (12,491)	$ (8,886)
BASIC:
Weighted average common shares	10,617	10,317
Loss from continuing operations per common share	$ (1.15)	$ (0.82)
Discontinued operations per common share	(0.03)	(0.04)
Net loss per common share	$ (1.18)	$ (0.86)
DILUTED:
Weighted average common shares	10,617	10,317
Stock options	$ 0	$ 0
Weighted average common shares outstanding	10,617	10,317
Loss from continuing operations per common share	$ (1.15)	$ (0.82)
Discontinued operations per common share	(0.03)	(0.04)
Net loss per common share	$ (1.18)	$ (0.86)